Quarterly Holdings Report
for
Fidelity® Momentum Factor ETF
April 30, 2022
T21-NPRT3-0622
1.9880056.105

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 8.3%
Diversified Telecommunication Services – 0.4%
Liberty Global PLC Class A (a)	19,772	$ 450,011
Entertainment – 1.5%
AMC Entertainment Holdings, Inc. Class A (a)(b)	35,666	545,690
Live Nation Entertainment, Inc. (a)	5,186	543,908
Netflix, Inc. (a)	2,482	472,473
		1,562,071
Interactive Media & Services – 5.4%
Alphabet, Inc. Class A (a)	1,782	4,066,862
Meta Platforms, Inc. Class A (a)	8,691	1,742,285
		5,809,147
Media – 1.0%
Liberty Media Corp-Liberty Formula One Class A (a)	10,663	612,269
The Interpublic Group of Cos., Inc.	15,022	490,018
		1,102,287
TOTAL COMMUNICATION SERVICES		8,923,516
CONSUMER DISCRETIONARY – 11.4%
Automobiles – 2.7%
Ford Motor Co.	34,507	488,619
Tesla, Inc. (a)	2,780	2,420,713
		2,909,332
Hotels, Restaurants & Leisure – 0.9%
McDonald's Corp.	3,873	964,997
Internet & Direct Marketing Retail – 3.2%
Amazon.com, Inc. (a)	1,376	3,420,227
Multiline Retail – 0.4%
Macy's, Inc.	19,617	474,143
Specialty Retail – 4.2%
AutoZone, Inc. (a)	290	567,086
Bath & Body Works, Inc.	9,182	485,636
Lowe's Cos., Inc.	3,926	776,288
O'Reilly Automotive, Inc. (a)	899	545,289
Signet Jewelers Ltd. (b)	5,896	413,899
The Home Depot, Inc.	4,211	1,264,984
Tractor Supply Co.	2,458	495,164
		4,548,346
TOTAL CONSUMER DISCRETIONARY		12,317,045
CONSUMER STAPLES – 6.4%
Beverages – 2.0%
PepsiCo, Inc.	6,221	1,068,208
The Coca-Cola Co.	17,574	1,135,456
		2,203,664
Food & Staples Retailing – 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	7,270	467,825
Costco Wholesale Corp.	2,028	1,078,328
The Kroger Co.	11,179	603,219

	Shares	Value

		2,149,372
Food Products – 0.5%
The Hershey Co.	2,461	$ 555,620
Household Products – 1.4%
The Procter & Gamble Co.	9,255	1,485,890
Personal Products – 0.5%
The Estee Lauder Cos., Inc. Class A	2,027	535,250
TOTAL CONSUMER STAPLES		6,929,796
ENERGY – 4.3%
Oil, Gas & Consumable Fuels – 4.3%
Antero Resources Corp. (a)	17,005	598,576
ConocoPhillips	7,377	704,651
Devon Energy Corp.	8,132	473,039
EOG Resources, Inc.	4,650	542,934
Exxon Mobil Corp.	15,968	1,361,272
Marathon Oil Corp.	18,407	458,702
Targa Resources Corp.	6,249	458,739
TOTAL ENERGY		4,597,913
FINANCIALS – 10.8%
Banks – 3.4%
Bank of America Corp.	35,765	1,276,095
ServisFirst Bancshares, Inc.	8,922	716,615
Signature Bank	2,534	613,862
Wells Fargo & Co.	24,360	1,062,827
		3,669,399
Capital Markets – 5.8%
Ameriprise Financial, Inc.	2,726	723,726
Blackstone, Inc. Class A	7,383	749,891
Goldman Sachs Group, Inc.	2,989	913,110
KKR & Co., Inc.	11,985	610,875
Morgan Stanley	11,160	899,384
S&P Global, Inc.	2,449	922,049
The Carlyle Group, Inc.	15,190	551,245
The Charles Schwab Corp.	12,430	824,482
		6,194,762
Consumer Finance – 0.7%
Credit Acceptance Corp. (a)(b)	1,462	749,275
Insurance – 0.9%
Marsh & McLennan Cos., Inc.	6,233	1,007,876
TOTAL FINANCIALS		11,621,312
HEALTH CARE – 13.5%
Health Care Equipment & Supplies – 3.0%
Danaher Corp.	4,888	1,227,523
Edwards Lifesciences Corp. (a)	9,856	1,042,568
Intuitive Surgical, Inc. (a)	4,164	996,445
		3,266,536
Health Care Providers & Services – 4.4%
Anthem, Inc.	2,680	1,345,173

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
CVS Health Corp.	11,995	$1,153,079
UnitedHealth Group, Inc.	4,462	2,269,150
		4,767,402
Life Sciences Tools & Services – 2.1%
Thermo Fisher Scientific, Inc.	2,615	1,445,886
West Pharmaceutical Services, Inc.	2,460	775,047
		2,220,933
Pharmaceuticals – 4.0%
Eli Lilly & Co.	5,902	1,724,151
Pfizer, Inc.	32,522	1,595,855
Zoetis, Inc.	5,824	1,032,304
		4,352,310
TOTAL HEALTH CARE		14,607,181
INDUSTRIALS – 8.6%
Building Products – 1.8%
Builders FirstSource, Inc. (a)	9,180	565,213
Carlisle Cos., Inc.	2,884	747,994
Johnson Controls International PLC	10,685	639,711
		1,952,918
Commercial Services & Supplies – 1.4%
Republic Services, Inc.	5,308	712,705
Waste Management, Inc.	5,169	849,991
		1,562,696
Electrical Equipment – 1.8%
Atkore, Inc. (a)	5,981	574,774
Eaton Corp. PLC	4,936	715,819
Rockwell Automation, Inc.	2,432	614,493
		1,905,086
Machinery – 1.1%
Evoqua Water Technologies Corp. (a)	14,830	618,263
Watts Water Technologies, Inc. Class A	4,075	519,399
		1,137,662
Professional Services – 1.1%
Equifax, Inc.	2,912	592,650
Robert Half International, Inc.	5,487	539,427
		1,132,077
Road & Rail – 1.4%
Avis Budget Group, Inc. (a)(b)	3,559	952,638
Old Dominion Freight Line, Inc.	2,092	586,011
		1,538,649
TOTAL INDUSTRIALS		9,229,088
INFORMATION TECHNOLOGY – 27.2%
Communications Equipment – 1.6%
Arista Networks, Inc. (a)	7,684	888,040
Motorola Solutions, Inc.	4,132	882,967
		1,771,007

	Shares	Value

IT Services – 4.6%
Accenture PLC Class A	4,247	$ 1,275,629
Automatic Data Processing, Inc.	5,375	1,172,718
EPAM Systems, Inc. (a)	2,104	557,539
Gartner, Inc. (a)	3,206	931,503
Paychex, Inc.	8,152	1,033,103
		4,970,492
Semiconductors & Semiconductor Equipment – 5.0%
Advanced Micro Devices, Inc. (a)	10,531	900,611
Applied Materials, Inc.	8,823	973,618
Marvell Technology, Inc.	14,857	862,894
NVIDIA Corp.	10,523	1,951,701
Synaptics, Inc. (a)	4,338	643,933
		5,332,757
Software – 8.9%
Fortinet, Inc. (a)	3,283	948,820
Intuit, Inc.	2,396	1,003,325
Microsoft Corp.	23,642	6,561,128
Oracle Corp.	14,999	1,100,926
		9,614,199
Technology Hardware, Storage & Peripherals – 7.1%
Apple, Inc.	48,125	7,586,906
TOTAL INFORMATION TECHNOLOGY		29,275,361
MATERIALS – 3.1%
Chemicals – 1.5%
Albemarle Corp.	1,345	259,356
Linde PLC (a)	2,122	661,979
Olin Corp.	4,702	269,895
The Sherwin-Williams Co.	1,430	393,193
		1,584,423
Construction Materials – 0.2%
Martin Marietta Materials, Inc.	761	269,562
Containers & Packaging – 0.2%
Sealed Air Corp.	3,695	237,256
Metals & Mining – 1.0%
Alcoa Corp.	4,016	272,285
Nucor Corp.	2,746	425,026
Steel Dynamics, Inc.	4,250	364,437
		1,061,748
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	3,433	221,497
TOTAL MATERIALS		3,374,486
REAL ESTATE – 3.4%
Equity Real Estate Investment Trusts (REITs) – 3.2%
AvalonBay Communities, Inc.	1,133	257,735
Camden Property Trust	1,413	221,686
Duke Realty Corp.	4,228	231,483
Equity Residential	2,982	243,033
Extra Space Storage, Inc.	1,283	243,770
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Kimco Realty Corp.	9,469	$ 239,850
Life Storage, Inc.	1,593	211,057
Mid-America Apartment Communities, Inc.	1,195	235,033
Prologis, Inc.	3,239	519,179
Public Storage	931	345,866
Simon Property Group, Inc.	2,192	258,656
STAG Industrial, Inc.	4,867	181,636
UDR, Inc.	4,049	215,447
		3,404,431
Real Estate Management & Development – 0.2%
CBRE Group, Inc. Class A (a)	2,754	228,692
TOTAL REAL ESTATE		3,633,123
UTILITIES – 2.8%
Electric Utilities – 1.6%
Duke Energy Corp.	4,324	476,332
Exelon Corp.	7,993	373,913
FirstEnergy Corp.	6,940	300,571
NextEra Energy, Inc.	8,485	602,605
		1,753,421
Gas Utilities – 0.3%
National Fuel Gas Co.	4,019	281,852
Multi-Utilities – 0.9%
Ameren Corp.	3,344	310,657
CenterPoint Energy, Inc.	9,962	304,937
Public Service Enterprise Group, Inc.	4,850	337,851
		953,445
TOTAL UTILITIES		2,988,718
TOTAL COMMON STOCKS (Cost $108,619,903)		107,497,539
Money Market Funds – 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.32% (c)	135,535	$ 135,562
Fidelity Securities Lending Cash Central Fund, 0.32% (c)(d)	2,671,849	2,672,116
TOTAL MONEY MARKET FUNDS (Cost $2,807,678)		2,807,678
TOTAL INVESTMENT IN SECURITIES – 102.4% (Cost $111,427,581)		110,305,217
NET OTHER ASSETS (LIABILITIES) (e) – (2.4%)		(2,621,656)
NET ASSETS – 100.0%		$107,683,561

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $8,960 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Contracts (United States)	8	June 2022	$165,100	$(5,418)	$(5,418)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Quarterly Report	4

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.32%	$425,440	$ 1,406,005	$ 1,695,883	$ 134	$—	$—	$ 135,562	0.0%
Fidelity Securities Lending Cash Central Fund, 0.32%	—	14,659,777	11,987,661	1,568	—	—	$2,672,116	0.0%
Total	$425,440	$16,065,782	$13,683,544	$1,702	$—	$—	$2,807,678
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
7	Quarterly Report